Investment in joint venture	12 Months Ended
Dec. 31, 2019
Investment in joint venture
Investment in joint venture

22.Investment in joint venture

The Group had a single joint venture: Flocktory Ltd with subsidiaries. Three parties exercised joint control over this entity via unanimous consent over major issues, including the distribution and payment of dividends.

The Group’s interest in Flocktory joint venture was accounted for using the equity method in the consolidated financial statements until December 2, 2019 at which the Group gained control and consolidated Flocktory (see Note 6).

The following table illustrates summarized financial information of the Group’s investment in Flocktory joint venture:

As of
December 31,
2018
Joint venture companies’ statement of financial position:
Non-current assets	598
Current assets	191
including cash and cash equivalents	144
Current liabilities	(20)
including financial liabilities	(18)
Net assets	769
Group’s share (82%) of net assets	631

Goodwill	205
Carrying amount of investment in joint venture company	836

Joint venture’ revenue and net income for the years ended December 31 was as follows:

	2017	2018	2019
Revenue	187	332	394
Cost of revenues	(13)	(26)	(86)
Other income and expenses, net	(173)	(316)	(367)
including personnel expenses	(27)	(183)	(227)
including depreciation and amortization	(59)	(79)	(84)
Total net loss	1	(10)	(59)
Group’s share (82%) of total net loss	1	(8)	(48)

The Group did not identify any impairment indicators regarding its investment in Flocktory joint venture as at December 31, 2018 and December 31, 2017.